Schedule of maximum exposure to credit risk for trade receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Trade receivables	$ 1,649	$ 3,866	$ 4,959
United States [Member]
IfrsStatementLineItems [Line Items]
Trade receivables
United Kingdom [Member]
IfrsStatementLineItems [Line Items]
Trade receivables
Australia [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,451	2,684	4,349
Netherlands [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 198	$ 1,181	$ 610